BUSINESS COMBINATIONS - Unaudited Pro Forma Financial Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 18, 2021
Business Acquisition [Line Items]
Contingent consideration liability	$ 10,527,910
Contingent consideration liability	7,056,479
Net revenues	7,956,477	$ 11,287,932	$ 7,259,260	$ 30,133,934
Net loss	$ (22,853,732)	$ (10,080,468)	$ (12,786,695)	$ (11,868,423)
Net loss per common share	$ (3.81)	$ (15.18)	$ (19.25)	$ (17.87)
Harper & Jones LLC
Business Acquisition [Line Items]
Contingent consideration liability	$ 3,471,431				$ 3,421,516
Net revenues	1,050,000
Net loss	$ 53,000